Fair Value Measurements - Estimated Fair Value of Company's Debt (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Estimated fair value debt		$ 2,226.7	$ 2,242.2
Debt instruments carrying value	$ 2,246.5	2,267.5	2,299.0
Revolver
Debt Instrument [Line Items]
Estimated fair value debt		32.0	0.0
Senior Notes
Debt Instrument [Line Items]
Estimated fair value debt		555.5	550.0
Term Loan B
Debt Instrument [Line Items]
Estimated fair value debt		1,639.2	$ 1,692.2
Level 2
Debt Instrument [Line Items]
Estimated fair value debt	2,231.6	2,226.7
Level 2 | Revolver
Debt Instrument [Line Items]
Estimated fair value debt	11.0	32.0
Level 2 | Senior Notes
Debt Instrument [Line Items]
Estimated fair value debt	558.3	555.5
Level 2 | Term Loan B
Debt Instrument [Line Items]
Estimated fair value debt	$ 1,662.3	$ 1,639.2